Schedule of activities of subsidiaries (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Basel Medical Group Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Basel Medical Group Pte. Ltd. (F.K.A. Singmed Specialists Pte. Ltd.)	Basel Medical Group Pte. Ltd. (F.K.A. Singmed Specialists Pte. Ltd.)	Basel Medical Group Pte. Ltd. (F.K.A. Singmed Specialists Pte. Ltd.)
Principal activities	Other holding companies	Other holding companies	Other holding companies
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	100.00%	100.00%	100.00%
Singapore Sports Orthopaedic Clinic Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Singapore Sports & Orthopaedic Clinic Pte. Ltd.	Singapore Sports & Orthopaedic Clinic Pte. Ltd.	Singapore Sports & Orthopaedic Clinic Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	100.00%	100.00%	100.00%
Singapore Sports Orthopaedic Services Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Singapore Sports & Orthopaedic Services Pte. Ltd.	Singapore Sports & Orthopaedic Services Pte. Ltd.	Singapore Sports & Orthopaedic Services Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	100.00%	100.00%	100.00%
SSOC Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOC Pte. Ltd.	SSOC Pte. Ltd.	SSOC Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation			Singapore
Ownership percentage	100.00%	100.00%	100.00%
SSOS Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOS Pte. Ltd.	SSOS Pte. Ltd.	SSOS Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	100.00%	100.00%	100.00%
Singapore Knee Sports and Orthopaedic Clinic Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Singapore Knee, Sports and Orthopaedic Clinic Pte. Ltd.	Singapore Knee, Sports and Orthopaedic Clinic Pte. Ltd.	Singapore Knee, Sports and Orthopaedic Clinic Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	100.00%	100.00%	100.00%
Singapore Knee Sports Orthopaedic Services Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Singapore Knee, Sports & Orthopaedic Services Pte. Ltd.	Singapore Knee, Sports & Orthopaedic Services Pte. Ltd.	Singapore Knee, Sports & Orthopaedic Services Pte. Ltd.
Principal activities	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)	Clinics and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	100.00%	100.00%	100.00%
Pharma Avenue Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Pharma Avenue Pte. Ltd. (F.K.A. Singapore Sports and Physiotherapy Centre Pte. Ltd.)	Pharma Avenue Pte. Ltd. (F.K.A. Singapore Sports and Physiotherapy Centre Pte. Ltd.)	Pharma Avenue Pte. Ltd. (F.K.A. Singapore Sports and Physiotherapy Centre Pte. Ltd.)
Principal activities	Other health services N.E.C (E.g. Physiotherapy, chiropratic, speech therapy) and physiotherapy	Other health services N.E.C (E.g. Physiotherapy, chiropratic, speech therapy) and physiotherapy	Other health services N.E.C (E.g. Physiotherapy, chiropratic, speech therapy) and physiotherapy
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	100.00%	100.00%	100.00%
Basel Medflow Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Basel Medflow Pte. Ltd.	Basel Medflow Pte. Ltd.	Basel Medflow Pte. Ltd.
Principal activities	Other information technology and computer service activities, retail sale of sports apparel and equipment (including bicycles, boats and healthcare equipment)	Other information technology and computer service activities, retail sale of sports apparel and equipment (including bicycles, boats and healthcare equipment)	Other information technology and computer service activities, retail sale of sports apparel and equipment (including bicycles, boats and healthcare equipment)
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	60.00%	60.00%
Bethesda Medical Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Bethesda Medical Pte. Ltd.	Bethesda Medical Pte. Ltd.	Bethesda Medical Pte. Ltd.
Principal activities	Clinics and other general medical services (western)	Clinics and other general medical services (western)	Clinics and other general medical services (western)
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	100.00%	100.00%
Oasis Medical Clinic Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Name of entity	Oasis Medical Clinic Pte. Ltd.	Oasis Medical Clinic Pte. Ltd.	Oasis Medical Clinic Pte. Ltd.
Principal activities		Clinic and other general medical services (western)	Clinics and other general medical services (western)
Country of business / incorporation	Singapore	Singapore	Singapore
Ownership percentage	100.00%	100.00%
SSOC Novena Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOC Novena Pte. Ltd.	SSOC Novena Pte. Ltd.
Principal activities	Clinic and other general medical services (western) and specialized medical services (including day surgical centres)	Clinic and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	53.00%
SSOC Orchard Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOC Orchard Pte. Ltd.	SSOC Orchard Pte. Ltd.
Principal activities	Clinic and other general medical services (western) and specialized medical services (including day surgical centres)	Clinic and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	53.00%
SSOC Farrer Park Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Name of entity	SSOC Farrer Park Pte. Ltd.	SSOC Farrer Park Pte. Ltd.
Principal activities	Clinic and other general medical services (western) and specialized medical services (including day surgical centres)	Clinic and other general medical services (western) and specialized medical services (including day surgical centres)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	53.00%
Chartered Imaging Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Name of entity	Chartered Imaging Pte. Ltd.	Chartered Imaging Pte. Ltd.
Principal activities	Medical diagnostic imaging centres (e.g X-ray services)	Medical diagnostic imaging centres (e.g X-ray services)
Country of business / incorporation	Singapore	Singapore
Ownership percentage	100.00%